FLSP-P3 08/26

FRANKLIN TEMPLETON ETF TRUST
SUPPLEMENT DATED AUGUST 27, 2026
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”),
EACH DATED AUGUST 1, 2026, OF
FRANKLIN SYSTEMATIC STYLE PREMIA ETF (THE “FUND”)

1. Effective August 31, 2026, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI:

a. The following is added to the section titled “Fund Summary – Portfolio Managers” in the Fund’s Summary Prospectus and Prospectus:

Brian Powers, CFA, CMT
Portfolio Manager of Advisers and portfolio manager of the Fund since August 2026.

b. The following is added to the section titled “Fund Details – Management” in the Fund’s Prospectus:

Brian Powers, CFA, CMT Portfolio Manager of Advisers

Mr. Powers has been a portfolio manager of the Fund since August 2026. He joined Franklin Templeton in August 2026. Prior to joining Franklin Templeton, Mr. Powers was a senior analyst, asset allocation at Edward Jones.

c. The following is added to the table in the section titled “Management and Other Services – Portfolio managers” in the Fund’s SAI:

Name	Type of Account	Number of Accounts Managed	Total Assets Managed (x $1 million)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based (x $1 million)
Brian Powers*	Registered Investment Companies	None	None	None	None
	Other Pooled Investment Vehicles	None	None	None	None
	Other Accounts	None	None	None	None

*Information is provided as of July 31, 2026.

d. The following is added to the table in the section titled “Management and Other Services – – Portfolio managers – Ownership of Fund shares” in the Fund’s SAI:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Brian Powers*	None

*Information is provided as of July 31, 2026

2. Effective September 30, 2026, the following supersedes any and all disclosure to the contrary in the Fund’s Summary Prospectus, Prospectus and SAI:

The portfolio managers primarily responsible for the day-to-day management of the Fund are Robert Christian, Christopher W. Floyd, CFA, and Brian Powers, CFA, CMT

Please retain this supplement for future reference.